UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

✔           Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period
January 1, 2024 to December 31, 2024

Date of Report (Date of earliest event reported): February 4, 2025

Commission File Number of securitizer:     025-06032

Central Index Key Number of securitizer:     0001899936

Palisades Depositor I, LLC
Craig Fisher
Telephone: (512) 361-2148

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)[  ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)[  ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [✔]

REPRESENTATION AND WARRANTY INFORMATION

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Palisades Depositor I, LLC (the “Securitizer”) hereby makes its annual filing to disclose the information that it is required to report under Rule 15Ga-1(c)(2).

Pursuant to Rule 15Ga-1(c)(2)(ii), Palisades Depositor I, LLC has indicated by check mark that there is no activity to report for the annual period

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Dated: February 4, 2025

Palisades Depositor I, LLC
By:	Aero Credit Opportunities Fund II, LP, its sole member
By:	Palisades Investment Partners III, LLC, its general partner
By:	The Palisades Group, LLC, its non-member manager

By:	/s/ Craig Fisher
Name:	Craig Fisher
Title:	Authorized Person